STOCKHOLDER'S EQUITY - Payable schedule to Southwest (Details) (USD $)	Jan. 01, 2017	Jul. 01, 2016	Jan. 01, 2016	Jul. 01, 2015	Jan. 01, 2015	Jul. 01, 2014	Jan. 01, 2014	Jul. 01, 2013	Jan. 02, 2013	Jul. 01, 2012	Jan. 02, 2012
Equity [Abstract]
Balance due to Southwest	$ 425,000	$ 350,000	$ 350,000	$ 300,000	$ 300,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000